Shareholder Report, Average Annual Return (Details)	8 Months Ended	9 Months Ended	12 Months Ended	14 Months Ended	16 Months Ended	26 Months Ended	27 Months Ended		37 Months Ended	41 Months Ended	46 Months Ended	52 Months Ended	60 Months Ended			71 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended		91 Months Ended	96 Months Ended	101 Months Ended	110 Months Ended	113 Months Ended		115 Months Ended	120 Months Ended
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Direxion Auspice Broad Commodity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Auspice Broad Commodity Strategy ETF
Average Annual Return, Percent			3.71%										9.69%								5.89%
Direxion HCM Tactical Enhanced US ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion HCM Tactical Enhanced U.S. Equity Strategy ETF
Average Annual Return, Percent			49.31%		27.50%
Direxion NASDAQ-100® Equal Weighted Index Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion NASDAQ-100® Equal Weighted Index Shares
Average Annual Return, Percent			26.04%										13.27%															12.51%
Direxion Work From Home ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Work From Home ETF
Average Annual Return, Percent			31.94%									4.63%
Direxion Daily S&P 500® Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® Bear 1X Shares
Average Annual Return, Percent			(21.21%)										(13.45%)										(12.49%)
Direxion Daily AAPL Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily AAPL Bear 1X Shares
Average Annual Return, Percent			(22.47%)				(13.03%)
Direxion Daily AMZN Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily AMZN Bear 1X Shares
Average Annual Return, Percent			(27.68%)			(19.95%)
Direxion Daily GOOGL Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily GOOGL Bear 1X Shares
Average Annual Return, Percent			(26.68%)			(21.39%)
Direxion Daily MSFT Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSFT Bear 1X Shares
Average Annual Return, Percent			(13.83%)			(19.84%)
Direxion Daily NVDA Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily NVDA Bear 1X Shares
Average Annual Return, Percent			(74.61%)	(67.73%)
Direxion Daily TSLA Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily TSLA Bear 1X Shares
Average Annual Return, Percent			(38.26%)				(18.39%)
Direxion Daily Magnificent 7 Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Magnificent 7 Bear 1X Shares
Average Annual Return, Percent	(18.69%)
Direxion Daily AAPL Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily AAPL Bull 2X Shares
Average Annual Return, Percent			55.72%				19.40%
Direxion Daily AMZN Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily AMZN Bull 2X Shares
Average Annual Return, Percent			45.02%			15.57%
Direxion Daily GOOGL Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily GOOGL Bull 2X Shares
Average Annual Return, Percent			48.48%			26.00%
Direxion Daily MSFT Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSFT Bull 2X Shares
Average Annual Return, Percent			16.45%			25.70%
Direxion Daily NVDA Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily NVDA Bull 2X Shares
Average Annual Return, Percent			423.18%	273.66%
Direxion Daily TSLA Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily TSLA Bull 2X Shares
Average Annual Return, Percent			14.26%				(25.85%)
Direxion Daily CSI 300 China A Share Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily CSI 300 China A Share Bull 2X Shares
Average Annual Return, Percent			10.56%										(4.37%)														(8.36%)
Direxion Daily CSI China Internet Index Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily CSI China Internet Index Bull 2X Shares
Average Annual Return, Percent			28.26%										(30.03%)									(19.89%)
Direxion Daily S&P 500® Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® Bull 2X Shares
Average Annual Return, Percent			75.63%										22.37%															20.10%
Direxion Daily MSCI Brazil Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI Brazil Bull 2X Shares
Average Annual Return, Percent			(10.66%)										(41.87%)															(34.56%)
Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI Emerging Markets ex China Bull 2X Shares
Average Annual Return, Percent		7.48%
Direxion Daily MSCI India Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI India Bull 2X Shares
Average Annual Return, Percent			46.52%										0.78%															(3.66%)
Direxion Daily Cloud Computing Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Cloud Computing Bull 2X Shares
Average Annual Return, Percent			49.67%								(17.81%)
Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Electric And Autonomous Vehicles Bull 2X Shares
Average Annual Return, Percent			(48.89%)					(69.10%)
Direxion Daily Energy Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Energy Bull 2X Shares
Average Annual Return, Percent			4.67%										(13.79%)															(21.93%)
Direxion Daily Energy Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Energy Bear 2X Shares
Average Annual Return, Percent			(8.61%)										(44.73%)															(29.42%)
Direxion Daily Gold Miners Index Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Gold Miners Index Bull 2X Shares
Average Annual Return, Percent			79.97%										(19.82%)															(19.12%)
Direxion Daily Gold Miners Index Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Gold Miners Index Bear 2X Shares
Average Annual Return, Percent			(59.86%)										(49.38%)															(60.29%)
Direxion Daily Junior Gold Miners Index Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Junior Gold Miners Index Bull 2X Shares
Average Annual Return, Percent			98.36%										(39.93%)															(34.45%)
Direxion Daily Junior Gold Miners Index Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Junior Gold Miners Index Bear 2X Shares
Average Annual Return, Percent			(67.68%)										(62.16%)															(70.69%)
Direxion Daily Magnificent 7 Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Magnificent 7 Bull 2X Shares
Average Annual Return, Percent	45.46%
Direxion Daily NYSE FANG+ Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily NYSE FANG+ Bull 2X Shares
Average Annual Return, Percent			125.89%						(14.48%)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Average Annual Return, Percent			72.90%										4.13%				(8.45%)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Average Annual Return, Percent			(24.28%)										(35.92%)													(49.78%)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Average Annual Return, Percent			17.12%										(55.76%)													(41.75%)
Direxion Daily Travel & Vacation Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Travel & Vacation Bull 2X Shares
Average Annual Return, Percent			76.53%							(10.24%)
Direxion Daily Mid Cap Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Mid Cap Bull 3X Shares
Average Annual Return, Percent			90.91%										5.33%															9.74%
Direxion Daily S&P 500® Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® Bull 3X Shares
Average Annual Return, Percent			120.50%										24.05%															23.56%
Direxion Daily S&P 500® Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® Bear 3X Shares
Average Annual Return, Percent			(57.19%)										(45.77%)															(39.29%)
Direxion Daily Small Cap Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Small Cap Bull 3X Shares
Average Annual Return, Percent			85.49%										(6.39%)															1.39%
Direxion Daily Small Cap Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Small Cap Bear 3X Shares
Average Annual Return, Percent			(61.41%)										(46.43%)															(38.97%)
Direxion Daily FTSE China Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily FTSE China Bull 3X Shares
Average Annual Return, Percent			35.26%										(37.13%)															(24.81%)
Direxion Daily FTSE China Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily FTSE China Bear 3X Shares
Average Annual Return, Percent			(67.92%)										(39.61%)															(36.12%)
Direxion Daily FTSE Europe Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily FTSE Europe Bull 3X Shares
Average Annual Return, Percent			56.86%										(2.06%)															(1.58%)
Direxion Daily MSCI Emerging Markets Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI Emerging Markets Bull 3X Shares
Average Annual Return, Percent			56.23%										(12.71%)															(10.24%)
Direxion Daily MSCI Emerging Markets Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI Emerging Markets Bear 3X Shares
Average Annual Return, Percent			(44.83%)										(26.97%)															(25.27%)
Direxion Daily MSCI Mexico Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI Mexico Bull 3X Shares
Average Annual Return, Percent			(33.99%)										(13.34%)						(18.17%)
Direxion Daily MSCI South Korea Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily MSCI South Korea Bull 3X Shares
Average Annual Return, Percent			4.21%										(22.70%)															(16.80%)
Direxion Daily Aerospace & Defense Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Aerospace & Defense Bull 3X Shares
Average Annual Return, Percent			94.57%										(9.76%)						4.25%
Direxion Daily Consumer Discretionary Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Consumer Discretionary Bull 3X Shares
Average Annual Return, Percent			78.00%										4.13%			7.85%
Direxion Daily Dow Jones Internet Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Dow Jones Internet Bull 3X Shares
Average Annual Return, Percent			136.73%												(3.09%)
Direxion Daily Dow Jones Internet Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Dow Jones Internet Bear 3X Shares
Average Annual Return, Percent			(66.86%)												(53.57%)
Direxion Daily Financial Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Financial Bull 3X Shares
Average Annual Return, Percent			162.48%										12.66%															18.03%
Direxion Daily Financial Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Financial Bear 3X Shares
Average Annual Return, Percent			(64.30%)										(50.26%)															(43.23%)
Direxion Daily Healthcare Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Healthcare Bull 3X Shares
Average Annual Return, Percent			46.26%										15.27%															15.00%
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Homebuilders & Supplies Bull 3X Shares
Average Annual Return, Percent			193.80%										13.03%											13.90%
Direxion Daily Industrials Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Industrials Bull 3X Shares
Average Annual Return, Percent			120.91%										14.33%							13.84%
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Average Annual Return, Percent			77.94%										(9.97%)					(13.13%)
Direxion Daily Real Estate Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Real Estate Bull 3X Shares
Average Annual Return, Percent			99.78%										(14.47%)															(1.78%)
Direxion Daily Real Estate Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Real Estate Bear 3X Shares
Average Annual Return, Percent			(58.72%)										(35.94%)															(32.73%)
Direxion Daily Regional Banks Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Regional Banks Bull 3X Shares
Average Annual Return, Percent			149.84%										(32.20%)											(18.45%)
Direxion Daily Retail Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Retail Bull 3X Shares
Average Annual Return, Percent			65.88%										(1.35%)															1.54%
Direxion Daily S&P 500® High Beta Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® High Beta Bull 3X Shares
Average Annual Return, Percent			94.90%											3.16%
Direxion Daily S&P 500® High Beta Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P 500® High Beta Bear 3X Shares
Average Annual Return, Percent			(63.40%)												(66.10%)
Direxion Daily S&P Biotech Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P Biotech Bull 3X Shares
Average Annual Return, Percent			120.56%										(30.53%)												(29.32%)
Direxion Daily S&P Biotech Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily S&P Biotech Bear 3X Shares
Average Annual Return, Percent			(76.03%)										(56.10%)												(52.76%)
Direxion Daily Semiconductor Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Semiconductor Bull 3X Shares
Average Annual Return, Percent			102.08%										18.34%															33.28%
Direxion Daily Semiconductor Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Semiconductor Bear 3X Shares
Average Annual Return, Percent			(82.13%)										(76.70%)															(69.51%)
Direxion Daily Technology Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Technology Bull 3X Shares
Average Annual Return, Percent			93.90%										35.27%															38.36%
Direxion Daily Technology Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Technology Bear 3X Shares
Average Annual Return, Percent			(63.99%)										(63.69%)															(56.42%)
Direxion Daily Transportation Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Transportation Bull 3X Shares
Average Annual Return, Percent			71.31%										6.21%						5.58%
Direxion Daily Utilities Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily Utilities Bull 3X Shares
Average Annual Return, Percent			116.98%										(1.05%)						8.22%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily 7-10 Year Treasury Bull 3X Shares
Average Annual Return, Percent			13.93%										(11.64%)															(2.77%)
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily 7-10 Year Treasury Bear 3X Shares
Average Annual Return, Percent			(10.51%)										7.60%															(2.45%)
Direxion Daily 20+ Year Treasury Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily 20+ Year Treasury Bull 3X Shares
Average Annual Return, Percent			24.58%										(29.19%)															(11.40%)
Direxion Daily 20+ Year Treasury Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Direxion Daily 20+ Year Treasury Bear 3X Shares
Average Annual Return, Percent			(29.79%)										6.90%															(8.96%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%								14.28%
Auspice Broad Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Auspice Broad Commodity Index
Average Annual Return, Percent			(0.51%)										8.01%								4.09%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%		23.48%
NASDAQ-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® Index
Average Annual Return, Percent			39.19%		24.82%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
NASDAQ-100® Equal Weighted Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NASDAQ-100® Equal Weighted Index
Average Annual Return, Percent			26.35%										13.61%															12.88%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%									17.26%
Solactive Remote Work Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Solactive Remote Work Index
Average Annual Return, Percent			31.77%									4.74%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%										14.56%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%				17.30%
Apple Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Apple Inc.
Average Annual Return, Percent			32.29%				15.26%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Amazon.com, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Amazon.com, Inc.
Average Annual Return, Percent			40.06%			19.92%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Alphabet Inc._ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alphabet Inc.
Average Annual Return, Percent			37.90%			24.50%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Microsoft Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Microsoft Corporation
Average Annual Return, Percent			20.18%			24.75%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%	25.98%
NVIDIA Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NVIDIA Corporation
Average Annual Return, Percent			225.65%	157.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%				17.30%
Tesla, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Tesla, Inc.
Average Annual Return, Percent			24.40%				(6.52%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	12.73%
Indxx Magnificent 7 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx Magnificent 7 Index
Average Annual Return, Percent	26.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%				17.30%
Apple Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Apple Inc.
Average Annual Return, Percent			32.29%				15.26%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Amazon.com, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Amazon.com, Inc.
Average Annual Return, Percent			40.06%			19.92%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Alphabet Inc._ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Alphabet Inc.
Average Annual Return, Percent			37.90%			24.50%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%			21.09%
Microsoft Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Microsoft Corporation
Average Annual Return, Percent			20.18%			24.75%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%	25.98%
NVIDIA Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NVIDIA Corporation
Average Annual Return, Percent			225.65%	157.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%				17.30%
Tesla, Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Tesla, Inc.
Average Annual Return, Percent			24.40%				(6.52%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%														13.04%
CSI 300 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CSI 300 Index
Average Annual Return, Percent			14.98%										1.88%														(0.64%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%									15.24%
CSI Overseas China Internet Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			CSI Overseas China Internet Index
Average Annual Return, Percent			21.58%										(4.58%)									(0.57%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
MSCI Brazil 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Brazil 25/50 Index
Average Annual Return, Percent			0.80%										(1.91%)															0.77%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent		16.35%
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets ex China Index
Average Annual Return, Percent		9.26%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
MSCI India Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI India Index
Average Annual Return, Percent			32.69%										13.50%															8.60%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%								12.92%
Indxx USA Cloud Computing Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx USA Cloud Computing Index
Average Annual Return, Percent			29.32%								(3.04%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%					16.45%
Indxx US Electric and Autonomous Vehicles Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx US Electric and Autonomous Vehicles Index
Average Annual Return, Percent			(19.18%)					(36.57%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Energy Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Energy Select Sector Index
Average Annual Return, Percent			7.68%										14.55%															4.30%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Energy Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Energy Select Sector Index
Average Annual Return, Percent			7.68%										14.55%															4.30%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
NYSE Arca Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Arca Gold Miners Index
Average Annual Return, Percent			46.66%										9.27%															10.12%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
NYSE Arca Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Arca Gold Miners Index
Average Annual Return, Percent			46.66%										9.27%															10.12%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
MVIS Global Junior Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS Global Junior Gold Miners Index
Average Annual Return, Percent			56.41%										7.48%															9.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
MVIS Global Junior Gold Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MVIS Global Junior Gold Miners Index
Average Annual Return, Percent			56.41%										7.48%															9.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	12.73%
Indxx Magnificent 7 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx Magnificent 7 Index
Average Annual Return, Percent	26.19%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%						10.80%
NYSE FANG+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE FANG+ Index
Average Annual Return, Percent			60.43%						17.88%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%				13.98%
Indxx Global Robotics & Artificial Intelligence Thematic Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx Global Robotics & Artificial Intelligence Thematic Index
Average Annual Return, Percent			42.01%										9.70%				5.12%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%													13.08%
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return, Percent			(7.47%)										12.09%													(2.40%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%													13.08%
S&P Oil & Gas Exploration & Production Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Oil & Gas Exploration & Production Select Industry Index
Average Annual Return, Percent			(7.47%)										12.09%													(2.40%)
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%							10.97%
BlueStar® Travel and Vacation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BlueStar® Travel and Vacation Index
Average Annual Return, Percent			40.10%							0.95%
S&P MidCap 400® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400® Index
Average Annual Return, Percent			32.99%										11.37%															9.86%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			34.07%										8.50%															7.94%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Index
Average Annual Return, Percent			34.07%										8.50%															7.94%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China 50 Index
Average Annual Return, Percent			28.24%										(2.29%)															0.81%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE China 50 Index
Average Annual Return, Percent			28.24%										(2.29%)															0.81%
FTSE Developed Europe All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE Developed Europe All Cap Index
Average Annual Return, Percent			23.43%										6.98%															5.56%
MSCI Emerging Markets IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets IndexSM
Average Annual Return, Percent			25.32%										3.93%															3.43%
MSCI Emerging Markets IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets IndexSM
Average Annual Return, Percent			25.32%										3.93%															3.43%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%						14.26%
MSCI Mexico IMI 25-50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Mexico IMI 25-50 Index
Average Annual Return, Percent			(2.76%)										5.92%						2.67%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
MSCI Korea 25/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Korea 25/50 Index
Average Annual Return, Percent			13.08%										2.53%															2.44%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%						14.26%
Dow Jones U.S. Select Aerospace & Defense Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select Aerospace & Defense Index
Average Annual Return, Percent			33.12%										7.15%						10.42%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%			15.06%
Consumer Discretionary Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Consumer Discretionary Select Sector Index
Average Annual Return, Percent			30.72%										11.35%			11.94%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%												15.02%
Dow Jones Internet Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite Index
Average Annual Return, Percent			44.26%												11.03%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%												15.02%
Dow Jones Internet Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite Index
Average Annual Return, Percent			44.26%												11.03%
Financial Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Financial Select Sector Index
Average Annual Return, Percent			46.35%										12.46%															11.42%
Financial Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Financial Select Sector Index
Average Annual Return, Percent			46.35%										12.46%															11.42%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Health Care Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Health Care Select Sector Index
Average Annual Return, Percent			19.91%										11.19%															10.02%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%											13.52%
Dow Jones U.S. Select Home Construction Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Select Home Construction Index
Average Annual Return, Percent			60.67%										22.53%											17.20%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%							14.26%
Industrials Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Industrials Select Sector Index
Average Annual Return, Percent			38.23%										13.23%							11.86%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%					14.01%
S&P Pharmaceuticals Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent			30.19%										4.64%					2.62%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Real Estate Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Real Estate Select Sector Index
Average Annual Return, Percent			35.15%										5.52%															7.58%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Real Estate Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Real Estate Select Sector Index
Average Annual Return, Percent			35.15%										5.52%															7.58%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%											13.52%
S&P Regional Banks Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Regional Banks Select Industry Index
Average Annual Return, Percent			53.97%										5.19%											6.28%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
S&P Retail Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Retail Select Industry Index
Average Annual Return, Percent			29.80%										13.50%															7.06%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%											15.02%
S&P 500® High Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Beta Index
Average Annual Return, Percent			36.47%											16.65%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%												15.02%
S&P 500® High Beta Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® High Beta Index
Average Annual Return, Percent			36.47%												16.65%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%												13.08%
S&P Biotechnology Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Biotechnology Select Industry Index
Average Annual Return, Percent			46.86%										3.75%												2.42%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%												13.08%
S&P Biotechnology Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Biotechnology Select Industry Index
Average Annual Return, Percent			46.86%										3.75%												2.42%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
NYSE Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Semiconductor Index
Average Annual Return, Percent			49.58%										25.62%															23.41%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
NYSE Semiconductor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NYSE Semiconductor Index
Average Annual Return, Percent			49.58%										25.62%															23.41%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Technology Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Technology Select Sector Index
Average Annual Return, Percent			36.68%										22.89%															20.26%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
Technology Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Technology Select Sector Index
Average Annual Return, Percent			36.68%										22.89%															20.26%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%						14.26%
S&P Transportation Select Industry FMC Capped Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Transportation Select Industry FMC Capped Index
Average Annual Return, Percent			29.23%										10.05%						9.54%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%						14.26%
Utilities Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Utilities Select Sector Index
Average Annual Return, Percent			38.59%										7.94%						9.63%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent			9.38%										(1.39%)															1.01%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
ICE U.S. Treasury 7-10 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent			9.38%										(1.39%)															1.01%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
ICE U.S. Treasury 20+ Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent			15.22%										(5.78%)															0.02%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent			38.02%										15.27%															13.00%
ICE U.S. Treasury 20+ Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent			15.22%										(5.78%)															0.02%